Securities - Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	$ 58	$ 1,707
Gross Unrealized Losses, Less Than 12 Months	77	3,065
Fair Value, Less Than 12 Months	16,936	85,737
Gross Unrealized Losses, 12 Months Or More	269	196
Fair Value, 12 Months Or More	21,476	4,416
Gross Unrealized Losses, Total	346	3,261
Fair Value, Total	38,412	90,153
Equity Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Gross Unrealized Losses, 12 Months Or More	1
Fair Value, 12 Months Or More	1
Gross Unrealized Losses, Total	1
Fair Value, Total	1
U.S. Treasury Security [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Gross Unrealized Losses, Less Than 12 Months	4	8
Fair Value, Less Than 12 Months	1,000	997
Gross Unrealized Losses, Total	4	8
Fair Value, Total	1,000	997
U.S. Government Agencies [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	2	771
Held-to-maturity, Fair Value, Less Than 12 Months	998	14,559
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More		57
Held-to-maturity, Fair Value, 12 Months Or More		1,799
Held-to-maturity, Gross Unrealized Losses, Total	2	828
Held-to-maturity, Fair Value, Total	998	16,358
Gross Unrealized Losses, Less Than 12 Months	12	590
Fair Value, Less Than 12 Months	5,188	15,409
Gross Unrealized Losses, 12 Months Or More	143	116
Fair Value, 12 Months Or More	5,856	1,884
Gross Unrealized Losses, Total	155	706
Fair Value, Total	11,044	17,293
Mortgage-Backed Securities of Government Agencies [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months		879
Held-to-maturity, Fair Value, Less Than 12 Months		20,149
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	56
Held-to-maturity, Fair Value, 12 Months Or More	9,265
Held-to-maturity, Gross Unrealized Losses, Total	56	879
Held-to-maturity, Fair Value, Total	9,265	20,149
Gross Unrealized Losses, Less Than 12 Months	40	691
Fair Value, Less Than 12 Months	6,348	29,938
Gross Unrealized Losses, 12 Months Or More	39
Fair Value, 12 Months Or More	4,939
Gross Unrealized Losses, Total	79	691
Fair Value, Total	11,287	29,938
State and Political Subdivisions [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Gross Unrealized Losses, Less Than 12 Months	13	122
Fair Value, Less Than 12 Months	1,300	3,522
Gross Unrealized Losses, 12 Months Or More	31	21
Fair Value, 12 Months Or More	1,416	233
Gross Unrealized Losses, Total	44	143
Fair Value, Total	2,716	3,755
Corporate Bonds [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Gross Unrealized Losses, Less Than 12 Months	1	4
Fair Value, Less Than 12 Months	499	1,163
Gross Unrealized Losses, 12 Months Or More		1
Fair Value, 12 Months Or More		499
Gross Unrealized Losses, Total	1	5
Fair Value, Total	499	1,662
Asset-Backed Securities of Government Agencies [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Gross Unrealized Losses, Less Than 12 Months	5
Fair Value, Less Than 12 Months	1,603
Gross Unrealized Losses, Total	5
Fair Value, Total	$ 1,603